Statement of Cash Flows	12 Months Ended
Dec. 31, 2021 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (16,194,662)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by related party in exchange for issuance of Class B ordinary shares	25,000
General and administrative expenses paid by related party under promissory note	26,800
Change in fair value of derivative warrant liabilities	10,799,940
Financing costs – warrant liabilities	462,620
Net gain on investments held in Trust Account	(12,421)
Changes in operating assets and liabilities:
Prepaid expenses	(861,617)
Accounts payable	(181,236)
Accrued expenses	24,497
Deferred legal fees	3,966,447
Net cash used in operating activities	(1,944,632)
Cash Flows from Investing Activities:
Cash deposited in Trust Account	(311,163,050)
Net cash used in investing activities	(311,163,050)
Cash Flows from Financing Activities:
Proceeds from note payable to related party	100
Repayment of note payable to related party	(171,742)
Proceeds received from initial public offering	311,163,050
Proceeds received from private placement	9,223,261
Offering costs paid	(6,295,461)
Net cash provided by financing activities	313,919,208
Net increase in cash	811,526
Cash – beginning of the period
Cash – end of the period	811,526
Supplemental disclosure of noncash investing and financing activities:
Offering costs included in accounts payable	200,000
Offering costs included in accrued expenses	70,000
Offering costs paid by related party under promissory note	144,842
Deferred underwriting commissions	10,890,707
Forfeiture of Class B ordinary shares from Sponsor	$ 13